Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, Net

8.	Accounts receivable, net

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable, gross	62,630	75,686
Less: expected credit loss provision	(922)	(4,449)

Accounts receivable, net	61,708	71,237

The Group recorded a provision for current expected credit loss.
The following table sets out movements of the expected credit loss provision for the years ended December 31, 2018, 2019 and 2020
:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance prior to ASC 32 6	—	—	(922)
Impact of adoption to ASC 326	—	—	(3,122)
Balance at beginning of the year	(500)	(922)	(4,044)
Current year provision	(632)	—	(1,907)
Current year reversa l	210	—	1,502

Balance at end of the yea r	(922)	(922)	(4,449)